Financial instruments and financial risk management - Market risk, Commodity price risk (Details) - Commodity price risk $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Financial instruments and financial risk management
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component	$ 1,643